Total Equity - Schedule of Dividends Paid (Detail)	12 Months Ended
	Dec. 31, 2017 Order $ / shares	May 31, 2017 $ / shares
Interim Dividends [Member] | 2011 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	49
Type of Dividends	Interim
Payment date	Jan. 26, 2011
Chilean Pesos per Share | $ / shares	$ 6.42895
Effecting the year	2010
Interim Dividends [Member] | 2012 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	51
Type of Dividends	Interim
Payment date	Jan. 19, 2012
Chilean Pesos per Share | $ / shares	$ 5.08439
Effecting the year	2011
Interim Dividends [Member] | 2013 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	53
Type of Dividends	Interim
Payment date	Jan. 24, 2013
Chilean Pesos per Share | $ / shares	$ 3.04265
Effecting the year	2012
Interim Dividends [Member] | 2014 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	55
Type of Dividends	Interim
Payment date	Jan. 31, 2014
Chilean Pesos per Share | $ / shares	$ 3.87772
Effecting the year	2013
Interim Dividends [Member] | 2015 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	57
Type of Dividends	Interim
Payment date	Jan. 27, 2015
Chilean Pesos per Share | $ / shares	$ 3.44046
Effecting the year	2014
Interim Dividends [Member] | 2016 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	59
Type of Dividends	Interim
Payment date	Jan. 29, 2016
Chilean Pesos per Share | $ / shares	$ 3.55641
Effecting the year	2015
Interim Dividends [Member] | 2017 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	61
Type of Dividends	Interim
Payment date	Jan. 27, 2017
Chilean Pesos per Share | $ / shares	$ 7.24787
Effecting the year	2016
Interim Dividends [Member] | 2018 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	63
Type of Dividends	Interim
Payment date	Jan. 26, 2018
Chilean Pesos per Share | $ / shares	$ 4.93614
Effecting the year	2017
Final Dividends [Member] | 2011 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	50
Type of Dividends	Final
Payment date	May 11, 2011
Chilean Pesos per Share | $ / shares	$ 26.09798
Effecting the year	2010
Final Dividends [Member] | 2012 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	52
Type of Dividends	Final
Payment date	May 17, 2012
Chilean Pesos per Share | $ / shares	$ 22.15820
Effecting the year	2011
Final Dividends [Member] | 2013 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	54
Type of Dividends	Final
Payment date	May 09, 2013
Chilean Pesos per Share | $ / shares	$ 11.24302
Effecting the year	2012
Final Dividends [Member] | 2014 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	56
Type of Dividends	Final
Payment date	May 15, 2014
Chilean Pesos per Share | $ / shares	$ 17.69856
Effecting the year	2013
Final Dividends [Member] | 2015 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	58
Type of Dividends	Final
Payment date	May 25, 2015
Chilean Pesos per Share | $ / shares	$ 16.95495
Effecting the year	2014
Final Dividends [Member] | 2016 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	60
Type of Dividends	Final
Payment date	May 24, 2016
Chilean Pesos per Share | $ / shares	$ 11.02239	$ 21.56050
Effecting the year	2015
Final Dividends [Member] | 2017 [Member]
Disclosure Of Dividends [Line Items]
Number | Order	62
Type of Dividends	Final
Payment date	May 26, 2017
Chilean Pesos per Share | $ / shares	$ 21.5605
Effecting the year	2016